Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes paid (refund) [abstract]
Disclosure Of Current Tax Assets [Text Block]
Taxes receivables are detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Refundable tax previous year	3,911,803	5,484,216
Argentinean tax credits	3,200,454	1,140,073
Monthly provisions	3,498,109	8,136,478
Payment of absorbed profit provision	1,154	4,830
Other credits	253,827	366,693
Total	10,865,347	15,132,290

Disclosure Of Current Tax Assets Noncurrent [Text Block]
Tax receivables are detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Others (1)	3,236	2,305,129
Total	3,236	2,305,129
(1)

Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.

Disclosure of current tax liabilities [Text Block]
Tax payables are detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Chilean Tax income (expense)	12,798,390	12,928,404
Monthly provisional payments	7,554,292	6,133,335
Chilean unique taxes	64,561	165,936
Other	833,979	1,276,699
Total	21,251,222	20,504,374

Disclosure of information about income and deferred tax expense [Text Block]
The income tax and deferred tax expense for the years ended as of December 31, 2020, 2019 and 2018, are detailed as follows:

	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Income as per deferred tax related to the origin and reversal of temporary differences	6,881,063	(8,160,347)	9,930,675
Prior year adjustments	1,574,181	(1,390,633)	484,985
Effect of change in tax rates	-	-	23,903
Tax benefits (loss)	5,474,838	11,804,310	(1,795,446)
Total deferred tax expense	13,930,082	2,253,330	8,644,117
Current tax expense	(48,572,545)	(43,516,068)	(144,929,220)
Prior period adjustments	(765,957)	1,286,824	158,286
Total (expenses) income for current taxes	(49,338,502)	(42,229,244)	(144,770,934)
(Loss) Income from income tax	(35,408,420)	(39,975,914)	(136,126,817)

Disclosure of information about income tax relating to components of other comprehensive income [Text Block]
Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	(1,098,591)	(93,416)	(16,196)
Actuarial gains and losses deriving from defined benefit plans	488,246	1,107,699	339,533
Charge to equity	(610,345)	1,014,283	323,337

Disclosure of information about reconciliation of average effective tax rate and applicable tax rate [Text Block]
The Company’s income tax expense as of
December 31, 2020, 2019 and 2018
represents
24.67%
, 21.54% and 29.71%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2020		2019		2018
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	143,603,276		185,621,574		458,211,348
Income tax using the statutory rate	(38,772,885)	27.00	(50,117,825)	27.00	(123,717,064)	27.00
Adjustments to reach the effective rate
Tax effect of permanent differences, net	6,626,165	(4.61)	9,105,693	(4.91)	(14,596,485)	3.19
Effect of change in tax rate	-	-	-	-	23,903	(0.01)
Derecognition of deferred tax assets not recoverable (1)	(3,529,795)	2.46	-	-	-	-
Effect of tax rates in Argentina and Uruguay	(540,129)	0.38	1,140,027	(0.61)	1,519,558	(0.33)
Prior year adjustments	808,224	(0.56)	(103,809)	0.06	643,271	(0.14)
Income tax, as reported	(35,408,420)	24.67	(39,975,914)	21.54	(136,126,817)	29.71
(1)  The Company has written off deferred tax asset accounts that it estimates will not be recoverable in the foreseeable future.

Disclosure of information about deferred tax assets and liabilities [Text Block]
Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Deferred taxes assets
Accounts receivable impairment provision	1,435,200	1,216,921
Other non-tax expenses	14,468,076	7,984,991
Benefits to staff	4,538,995	3,785,361
Inventory impairment provision	997,834	283,440
Severance indemnity	10,700,542	8,649,423
Inventory valuation	2,738,985	2,311,192
Intangibles	318,970	294,209
Other assets	17,632,929	22,334,415
Tax loss carryforwards	16,521,177	14,888,509
Subtotal by deferred tax assets	69,352,708	61,748,461
Deferred tax liabilities offset	(18,307,996)	(7,219,813)
Total assets from deferred taxes	51,044,712	54,528,648

Deferred taxes liabilities
Property, plant and equipment depreciation	79,553,048	74,003,316
Agricultural operation expenses	6,143,794	6,123,595
Manufacturing indirect activation costs	5,948,931	5,786,780
Intangibles	18,499,476	17,505,666
Land	24,468,597	25,775,281
Other liabilities	2,424,096	9,607,733
Subtotal by deferred tax liabilities	137,037,942	138,802,371
Deferred tax assets offset	(18,307,996)	(7,219,813)
Total liabilities from deferred taxes	118,729,946	131,582,558
Total	(67,685,234)	(77,053,910)

Disclosure of information about reconciliation of changes in deferred tax liability asset [Text Block]
Changes in deferred tax assets are detailed as follows:

Analysis of the deferred tax movement during the year	ThCh$
As of January 1, 2019	(70,809,083)
Deferred taxes related to credited items (charged) directly to equity (1)	(9,909,958)
Deferred taxes from tax loss carry forwards absorption	2,253,330
Conversion effect	2,451,040
Deferred taxes against equity	1,107,699
Deferred taxes from business combinations	(2,146,938)
Changes	(6,244,827)
As of December 31, 2019	(77,053,910)

As of January 1, 2020
Deferred taxes related to credited items (charged) directly to equity (1)	(8,731,785)
Deferred taxes from tax loss carry forwards absorption	13,930,082
Conversion effect	4,231,830
Deferred taxes against equity	488,246
Deferred taxes from business combinations	(549,697)
Changes	9,368,676
As of December 31, 2020	(67,685,234)
(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies.